united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21872

Mutual Fund Series Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

Emile Molineaux

Gemini Fund Services, LLC.,80 Arkay Drive., Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 866-447-4228

Date of fiscal year end: 3/31

Date of reporting period: 12/31/2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

	AlphaCentric Asset Rotation Fund
	PORTFOLIO OF INVESTMENTS (Unaudited)
	December 31, 2015
Shares		Value
	EXCHANGE TRADED FUNDS - 98.0%
	DEBT FUND - 33.0%
173,800	iShares 20+ Year Treasury Bond ETF	$ 14,661,768

	EQUITY FUNDS - 65.0%
189,600	Guggenheim S&P 500 Equal Weight ETF	14,530,944
439,400	Vanguard FTSE Emerging Markets ETF	14,372,774
		28,903,718

	TOTAL EXCHANGE TRADED FUNDS (Cost $44,854,126)	43,565,486

	SHORT-TERM INVESTMENT - 2.1%
	MONEY MARKET FUND - 2.1%
946,717	Fidelity Institutional Money Market Funds-	946,717
	Money Market Portfolio to yield 0.15% * (Cost $946,717)

	TOTAL INVESTMENTS - 100.1% (Cost $45,800,843) (a)	$ 44,512,203
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%	(49,355)
	NET ASSETS - 100%	$ 44,462,848

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $46,227,387 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized Appreciation:	-
	Unrealized Depreciation:	(1,715,184)
	Net Unrealized Depreciation:	(1,715,184)

* Money market fund; interest rate reflects seven-day effective yield on December 31, 2015.

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).
Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ, at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the last bid price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. The Fund may invest in portfolios of open-end or closed-end investment companies and exchange traded funds (the “underlying funds”). Open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed-end investment companies and exchange traded funds, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company or exchange traded fund purchased by the Fund will not change. Short- term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost, provided such valuations represent fair value.
In unusual circumstances, instead of valuing securities in the usual manner, the Fund may value securities at “fair value” as determined in good faith by the Fund’s Board, pursuant to the procedures (the “Procedures”) approved by the Board. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the New York Stock Exchange close.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:
Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of December 31, 2015 for the Fund’s assets and liabilities measured at fair value:

Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 43,565,486	$ -	$ -	$ 43,565,486
Short-Term Investment	946,717	-	-	946,717
Total	$ 44,512,203	$ -	$ -	$ 44,512,203

There were no transfers in to or out of Level 1 or Level 2 during the current period presented. It is the Fund's policy to record transfers between Level 1 and Level 2 at the end of the reporting period.
The Fund did not hold any Level 3 securities during the period.
* Refer to Portfolio of Investments for security classifications.

AlphaCentric/IMFC Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
	December 31, 2015
No. of Contracts		Value
	PURCHASED CALL OPTIONS - 0.2%
10	Corn Future +	$ 500
	Expiration March 2016, Excise Price $410.00
5	Crude Oil Future +	950
	Expiration February 2016, Excise Price $41.00
6	Crude Oil Future +	1,740
	Expiration March 2016, Excise Price $47.00
6	Gold Futures +	1,560
	Expiration February 2016, Excise Price $1,100.00
11	IMM Euro$	344
	Expiration March 2016, Excise Price $99.37
	TOTAL PURCHASED CALL OPTIONS (Cost $7,379)	5,094

	PURCHASED PUT OPTIONS - 0.3%
14	3 MO Sterling (Short Sterling)	387
	Expiration June 2016, Excise Price $99.00
6	Natural Gas Future +	1,380
	Expiration March 2016, Excise Price $3.20
12	S&P Mini Futures	1,260
	Expiration January 2016, Excise Price $1,875.00
3	S&P Mini Futures	2,213
	Expiration January 2016, Excise Price $2,000.00
5	Soybean Future +	469
	Expiration March 2016, Excise Price $960.00
3	US Bond	3,281
	Expiration January 2016, Excise Price $153.00
	TOTAL PURCHASED PUT OPTIONS (Cost $6,313)	8,990

Shares
	SHORT-TERM INVESTMENT - 75.5%
	MONEY MARKET FUND - 75.5%
2,153,136	Fidelity Institutional Money Market Funds-	2,153,136
	Money Market Portfolio to yield 0.15% * (Cost $2,153,136)

	TOTAL INVESTMENTS - 76.0% (Cost $2,166,828) (a)	$ 2,167,220
	OTHER ASSETS LESS LIABILITIES - 24.0%	683,573
	NET ASSETS - 100%	$ 2,850,793

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $2,166,828 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized Appreciation:	2,677
	Unrealized Depreciation:	(2,285)
	Net Unrealized Appreciation:	392

* Money market fund; interest rate reflects seven-day effective yield on December 31, 2015.
+ All or a portion of this investment is a holding of the ACIMFSMFSF Fund Limited.

AlphaCentric/IMFC Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
FUTURES CONTRACTS
December 31, 2015
Open Long Future Contracts	Description	Expiration	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciaiton)
3	10 YR AUD Government Bond	Mar-16	2,108,634	(2,388)
5	3 MO Sterling (Short Sterling)	Mar-16	915,538	(184)
6	Bursa Crude Palm Oil +	May-16	89,211	1,397
6	Canadian 10 Year Bond	Mar-16	608,940	(1,080)
1	Cocoa +	Mar-16	32,110	90
1	Long Gilt Future	Mar-16	172,154	(1,032)
2	Nasdaq 100 E-Mini	Mar-16	183,510	(3,295)
1	S&P E-Mini Future	Mar-16	101,775	(1,650)
1	US 10 Year Future	Mar-16	125,906	(203)
3	US 5YR Note (CBT)	Mar-16	354,960	(305)
1	US Long Bond Future	Mar-16	153,750	(1,187)
6	White Sugar +	Mar-16	126,660	4,010
2	World Sugar #11 +	Mar-16	34,138	1,008

	Net Unrealized Depreciation from Open Long Futures Contracts			$ (4,819)
+ All or a portion of this investment is a holding of the ACIMFSMFSF Fund Limited.

AlphaCentric/IMFC Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
FUTURES CONTRACTS
December 31, 2015
Open Short Future Contracts	Description	Expiration	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
10	10 YR Mini JBG	Mar-16	$ 1,239,000	$ (333)
12	3 Mo Euro Euribor	Mar-16	3,264,870	(163)
11	90 Day Euro$ Future	Mar-16	2,729,788	-
1	Australian Dollar Future	Mar-16	72,660	(60)
2	Brent Crude Future +	Mar-16	75,340	(1,080)
3	British Pound Future	Mar-16	276,263	1,406
9	Canadian Dollar Future	Mar-16	6,509,700	(2,471)
5	Canola +	Mar-16	35,020	223
1	Coffee +	Mar-16	47,513	(2,756)
2	Copper Future +	Mar-16	106,750	(775)
8	Corn Future +	Mar-16	143,500	400
2	Cotton +	Mar-16	63,280	800
2	Crude Oil +	Feb-16	74,080	1,020
5	Euro BOBL Future	Mar-16	709,865	435
1	Euro FX Currency Future	Mar-16	136,125	825
1	Gas Oil Future +	Feb-16	33,425	500
1	Gasoline RBOB +	Feb-16	53,382	(386)
2	Gold +	Feb-16	212,040	2,280
3	Lean Hogs +	Feb-16	71,760	(1,080)
9	Mexican Peso Future	Mar-16	260,100	495
3	Natural Gas Future +	Oct-16	76,350	(990)
2	Natural Gas Future +	Mar-16	47,260	140
1	NY Harbor ULSD Futures +	Feb-16	4,720,380	945
1	NYMEX Palladium +	Mar-16	56,200	(460)
2	Platinum Future +	Apr-16	89,320	(55)
9	Robusta Coffee Future (10) +	Mar-16	137,700	(820)
1	S&P/TSX 60 IX Future	Mar-16	109,545	2,591
1	Silver +	Mar-16	69,015	935
2	Soybean Future +	Mar-16	86,425	475
6	TOCOM Rubber +	May-16	39,330	(158)
5	Wheat Future +	Mar-16	117,500	(438)

	Net Unrealized Appreciation from Open Short Futures Contracts			$ 1,445

	Net Unrealized Depreciation from Open Futures Contracts			$ (3,374)

+ All or a portion of this investment is a holding of the ACIMFSMFSF Fund Limited.
The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).
Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ, at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the last bid price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. The Fund may invest in portfolios of open-end or closed-end investment companies and exchange traded funds (the “underlying funds”). Open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed-end investment companies and exchange traded funds, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company or exchange traded fund purchased by the Fund will not change. Short- term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost, provided such valuations represent fair value.
In unusual circumstances, instead of valuing securities in the usual manner, the Fund may value securities at “fair value” as determined in good faith by the Fund’s Board, pursuant to the procedures (the “Procedures”) approved by the Board. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the New York Stock Exchange close.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Assets*	Level 1	Level 2	Level 3	Total
Purchased Call Options	$ -	$ 5,094	$ -	$ 5,094
Purchased Put Options	-	8,990	-	8,990
Short-Term Investment	2,153,136	-	-	2,153,136
Total	$ 2,153,136	$ 14,084	$ -	$ 2,167,220
Liabilities	Level 1	Level 2	Level 3	Total
Open Future Contracts	$ 3,374	$ -	$ -	$ 3,374
Total	$ 3,374	$ -	$ -	$ 3,374

	There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to record transfers into or out of Level 1 and Level 2 at the end of the reporting period.
	The Fund did not hold any Level 3 securities during the period.
	* See Portfolio of Investments for industry classifications.
	Consolidation of Subsidiaries – AlphaCentric/IMFC Managed Futures Strategy Fund ("ACIMFC") with ACIMFSMFSF Fund Limited ("ACIMFC-CFC") – The Consolidated Portfolio of Investments includes the accounts of ACIMFSMFSF-CFC, a wholly-owned and controlled subsidiary. All inter-company accounts and transactions have been eliminated in consolidation.

	ACIMFC may invest up to 25% of its total assets in a controlled foreign corporation (“CFC”) which acts as an investment vehicle in order to effect certain investments consistent with ACIMFCMFS's investment objectives and policies.

	ACIMFC-CFC utilizes commodity based derivative products to facilitate ACIMFC's pursuit of its investment objective. In accordance with its investment objective and through its exposure to the aforementioned commodity based derivative products, ACIMFC may have increased or decreased exposure to one or more of the risk factors defined in the Principal Investment Risks section of the ACIMFC Prospectus.

A summary of the ACIMFC's investments in the CFC is as follows:
	Inception Date of CFC	CFC Net Assets at December 31, 2015	% of Fund Net Assets at December 31, 2015
ACIMFC-CFC	12/23/15	$425,115	0.11%
	Foreign Currency - All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.
	Futures Contracts – The Fund is subject to equity price risk, interest rate risk, commodities risk and foreign currency exchange rate risk in the normal course of pursuing their investment objectives. The Fund may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates or foreign currencies or commodities. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund’s agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, a Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. If a Fund is unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. The Fund segregates liquid securities having a value at least equal to the amount of the current obligation under any open futures contract. Risks may exceed amounts recognized in the Statements of Assets and Liabilities. With futures, there is minimal counterparty credit risk to a Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.
	The value of the derivative instruments outstanding as of December 31, 2015, as disclosed in the Portfolio of Investments and the amount of unrealized gains and losses on derivative instruments during the period as disclosed above serve as an indicator of the volume of derivative activity for the fund.
	Options Transactions - The Fund is subject to equity price risk, interest rate risk, commodity price risk and foreign currency exchange rate risk in the normal course of pursuing its investment objective and may purchase or sell options to help hedge against this risk. The Fund may write call options only if it (i) owns an offsetting position in the underlying security or (ii) has an absolute or immediate right to acquire that security without additional cash consideration or exchange of other securities held in its portfolio. When the Fund writes a call option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As writer of an option, the Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option. When the Fund purchases an option, an amount equal to the premium paid by the Fund is recorded as an investment and is subsequently adjusted to the current value of the option purchased. If an option expires on the stipulated expiration date or if the Fund enters into a closing sale transaction, a gain or loss is realized. If a call option is exercised, the cost of the security acquired is increased by the premium paid for the call. If a put option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such a sale are decreased by the premium originally paid. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty credit risk to the fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

	The following is a summary of the unrealized gain/(loss) of the derivative instruments utilized by the Fund as of December 31, 2015 categorized by risk exposure:

	AlphaCentric Bond Rotation Fund
	PORTFOLIO OF INVESTMENTS (Unaudited)
	December 31, 2015
Shares		Value
	EXCHANGE TRADED FUNDS - 99.2%
	DEBT FUNDS - 99.2%
180,000	PowerShares Emerging Markets Sovereign Debt Portfolio ETF	$ 4,915,800
89,000	SPDR Nuveen S&P High Yield Municipal Bond ETF	5,077,450
	TOTAL EXCHANGE TRADED FUNDS (Cost $10,114,610)	9,993,250

	SHORT-TERM INVESTMENT - 0.8%
	MONEY MARKET FUND - 0.8%
84,040	Fidelity Institutional Money Market Funds-	84,040
	Money Market Portfolio to yield 0.15% * (Cost $84,040)

	TOTAL INVESTMENTS - 100.0% (Cost $10,198,650) (a)	$ 10,077,290
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.0)%	(1,442)
	NET ASSETS - 100%	$ 10,075,848

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $10,198,650 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized Appreciation:	10,790
	Unrealized Depreciation:	(132,150)
	Net Unrealized Depreciation:	(121,360)

* Money market fund; interest rate reflects seven-day effective yield on December 31, 2015.

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).
Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ, at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the last bid price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. The Fund may invest in portfolios of open-end or closed-end investment companies and exchange traded funds (the “underlying funds”). Open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed-end investment companies and exchange traded funds, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company or exchange traded fund purchased by the Fund will not change. Short- term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost, provided such valuations represent fair value.
In unusual circumstances, instead of valuing securities in the usual manner, the Fund may value securities at “fair value” as determined in good faith by the Fund’s Board, pursuant to the procedures (the “Procedures”) approved by the Board. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the New York Stock Exchange close.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:
Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of December 31, 2015 for the Fund’s assets and liabilities measured at fair value:

Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 9,993,250	$ -	$ -	$ 9,993,250
Short-Term Investment	84,040	-	-	84,040
Total	$ 10,077,290	$ -	$ -	$ 10,077,290

There were no transfers in to or out of Level 1 or Level 2 during the current period presented. It is the Fund's policy to record transfers between Level 1 and Level 2 at the end of the reporting period.
The Fund did not hold any Level 3 securities during the period.
* Refer to Portfolio of Investments for security classifications.

	AlphaCentric Income Opportunities Fund
	PORTFOLIO OF INVESTMENTS (Unaudited)
	December 31, 2015
Principal ($)		Value
	ASSET BACKED SECURITIES - 65.9%
98,837	AFC Home Equity Loan Trust, 1.122% due 12/22/2027	$ 92,573
313,962	Ameriquest Asset-Backed Pass Through Certificates 2002-3, 3.647% due 8/25/2032	156,832
2,244,801	Ameriquest Asset-Backed Pass-Through Certificates Series 2005-R2, 1.202% due 4/25/2035	1,152,797
1,017,414	Ameriquest Mortgage Securities, Inc. 2004-1A1, 2.672% due 9/25/2034	408,476
498,975	Amresco Residential Securities Corp Mortgage Loan Trust 1998-2, 0.917% due 6/25/2028	466,633
258,404	Amresco Residential Securities Corp. Mort Loan Trust 1999-1, 2.272% due 11/25/2029	209,678
4,347,911	Amur Finance VI LLC, 8.000% due 12/20/2024, 144A	4,358,781
1,190,837	Argent Securities, Inc., 4.130% due 3/25/2034, 144A	446,809
77,463	Bear Stearns Asset Backed Securities I Trust 2004-HE10, 2.972% due 12/25/2034	67,061
2,122,617	Centex Home Equity Loan Trust 2004-B, 2.747% due 3/25/2034	224,447
335,536	Countrywide Asset-Backed Certificates, 6.047% due 10/25/2032, 144A	203,449
4,245,000	EMC Mortgage Loan Trust, 2.672% due 1/25/2041, 144A	2,653,585
2,864,931	EquiFirst Mortgage Loan Trust 2004-2, 1.442% due 10/25/2034	2,508,385
1,027,494	Finance America Mortgage Loan Trust 2004-3, 2.072% due 11/25/2034	512,820
534,387	First Franklin Mortgage Loan Trust Series 2004-FFC, 4.172% due 6/25/2035, 144A	531,331
10,514,155	First Franklin Mortgage Loan Trust 2005-FF9, 0.962% due 10/25/2035	5,102,579
2,526,671	Fremont Home Loan Trust 2004-4, 1.847% due 3/25/2035	1,422,965
2,018,296	Fremont Home Loan Trust 2004-4, 1.922% due 3/25/2035	494,043
2,781,625	Fremont Home Loan Trust 2005-2, 1.397% due 6/25/2035	926,889
3,000,000	GSAMP Trust 2005-HE4, 1.052% due 7/25/2045	1,080,600
1,253,995	Home Equity Asset Trust 2003-4, 4.922% due 10/25/2033	544,211
96,013	Home Equity Asset Trust 2004-7, 1.972% due 1/25/2035	84,905
282,725	Home Equity Loan Trust 2003-HS1, 0.712% due 12/25/2032	266,402
47,198	Home Equity Mortgage Loan Asset-Backed Trust Series SPMD 2001-A, 6.537% due 11/25/2030	45,999
3,250,000	Home Equity Mortgage Loan Asset-Backed Trust Series INABS 2005-A, 1.722% due 3/25/2035	1,952,153
139,639	Irwin Home Equity Loan Trust 2002-1, 3.797% due 2/25/2029	136,449
621,151	Morgan Stanley ABS Capital I Inc Trust 2004-HE8, 1.182% due 9/25/2034	543,316
595,693	New Century Home Equity Loan Trust 2003-5, 5.176% due 11/25/2033	574,635
215,874	New Century Home Equity Loan Trust 2004-2, 1.162% due 8/25/2034	197,810
549,353	NovaStar Mortgage Funding Trust Series 2003-2, 1.545% due 9/25/2033	517,459
1,200,000	NovaStar Mortgage Funding Trust Series 2005-2, 1.032% due 10/25/2035	719,343
85,592	Option One Mortgage Accep Corp Ast Back Certs Ser 2003-3, 2.822% due 6/25/2033	81,703
667,371	Popular ABS Mortgage Pass-Through Trust 2004-5, 0.802% due 12/25/2034	585,380
6,343,758	Quest Trust, 3.647% due 6/25/2034, 144A	4,697,128
240,373	RAMP Series 2002-RS3 Trust, 1.397% due 6/25/2032	208,547
367,738	RASC Series 2002-KS2 Trust, 6.656% due 4/25/2032	254,673
348,436	RASC Series 2003-KS5 Trust, 1.002% due 7/25/2033	309,430
446,545	RASC Series 2003-KS10 Trust, 5.570% due 12/25/2033	399,715
91,676	RASC Series 2003-KS11 Trust, 1.307% due 12/25/2034	81,902
1,457,174	RASC Series 2004-KS3 Trust, 1.997% due 4/25/2034	1,075,741
226,341	RAMP Series 2004-RS6 Trust, 5.745% due 6/25/2034	198,968
646,145	RASC Series 2004-KS6 Trust, 2.192% due 7/25/2034	368,314
124,852	RAMP Series 2004-RS12 Trust, 3.047% due 12/25/2034	56,063
1,000,000	RAMP Series 2004-RS12 Trust, 5.186% due 12/25/2034	1,007,682
250,000	RAMP Series 2005-EFC3 Trust, 1.542% due 8/25/2035	148,419
1,566,093	RAMP Series 2006-RS1 Trust, 0.832% due 1/25/2036	474,801
694,897	SASCO Mortgage Loan Trust 2003-GEL1, 4.922% due 10/25/2033	593,790
429,119	Saxon Asset Securities Trust 2003-3, 3.347% due 12/25/2033	377,615
11,594,000	Securitized Asset Backed Receivables LLC Trust 2005-OP2, 1.092% due 10/25/2035	1,161,358
476,709	Structured Asset Securities Corp 2005-WF1, 2.327% due 2/25/2035	395,823
	TOTAL ASSET BACKED SECURITIES (Cost $40,711,240)	41,080,467
	AlphaCentric Income Opportunities Fund
	PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
	December 31, 2015
Principal ($)		Value
	COMMERCIAL MORTGAGE BACKED SECURITIES - 16.8%
81,378	Adjustable Rate Mortgage Trust 2005-3, 0.742% due 7/25/2035	78,819
40,687	Adjustable Rate Mortgage Trust 2005-10, 0.922% due 1/25/2036	35,229
1,359,743	Banc of America Funding 2004-C Trust, 1.302% due 12/20/2034	1,274,438
135,154	Bear Stearns ALT-A Trust 2004-3, 1.277% due 4/25/2034	128,214
578,550	Bear Stearns ARM Trust 2002-12, 2.826% due 1/25/2033	537,250
73,884	Bear Stearns ARM Trust 2003-8, 2.578% due 1/25/2034	67,323
51,992	Bear Stearns ARM Trust 2004-7, 2.996% due 10/25/2034	47,455
13,693	CHL Mortgage Pass-Through Trust 2003-HYB2, 2.514% due 7/19/2033	13,232
392,557	Citigroup Mortgage Loan Trust 2007-10 5.487% due 9/25/2037	335,474
53,128	GSR Mortgage Loan Trust 2005-7F, 0.922% due 9/25/2035	49,066
1,256,607	HarborView Mortgage Loan Trust 2004-4,0.962% due 6/19/2034	1,092,940
259,845	Impac CMB Trust Series 2005-8, 1.922% due 2/25/2036	245,990
138,981	IndyMac INDX Mortgage Loan Trust 2004-AR6, 2.778% due 10/25/2034	125,535
690,567	IndyMac INDX Mortgage Loan Trust 2004-AR9, 1.061% due 11/25/2034	647,032
31,385	Merrill Lynch Mortgage Investors Trust MLMI Series 2003-A1, 2.599% due 12/25/2032	31,114
27,692	Merrill Lynch Mortgage Investors Trust MLMI Series 2003-A2, 2.154% due 2/25/2033	26,672
901,681	Merrill Lynch Mortgage Investors Trust Series MLCC 2005-Am 1.427% due 3/25/2030	699,489
171,904	Morgan Stanley Mortgage Loan Trust 2004-4, 6.993% due 9/25/2034	179,519
383,345	Morgan Stanley Mortgage Loan Trust 2004-7AR, 2.484% due 9/25/2034	350,743
37,392	New York Mortgage Trust 2005-2, 0.752% due 8/25/2035	34,588
23,299	Nomura Asset Acceptance Corp Alternative Loan Trust Series 2003-A1, 7.000% due 4/25/2033	24,139
42,795	Nomura Asset Acceptance Corp Alternative Loan Trust Series 2003-A1, 5.500% due 5/25/2033	44,008
19,773	Nomura Asset Acceptance Corp Alternative Loan Trust Series 2003-A1, 6.000% due 5/25/2033	20,377
263,509	Sequoia Mortgage Trust 2003-3 1.062% due 7/20/2033	247,593
382,567	Structured Asset Mortgage Investments II Trust 2004-AR5, 2.429% due 10/19/2034	375,773
442,352	WaMu Mortgage Pass-Through Certificates Series 2002-AR17 Trust, 1.901% due 11/25/2042	430,900
416,544	WaMu Mortgage Pass-Through Certificates Series 2003-AR9 Trust, 2.520% due 9/25/2033	400,121
2,538,121	WaMu Mortgage Pass-Through Certificates Series 2005-AR4 Trust, 2.446% due 4/25/2035	1,440,474
172,884	Wells Fargo Mortgage Backed Securities 2005-4 Trust, 1.022% due 4/25/2035	171,048
49,040	Wells Fargo Mortgage Backed Securities 2005-AR9 Trust, 2.732% due 6/25/2034	48,151
653,250	Wells Fargo Mortgage Backed Securities 2005-AR12 Trust, 2.738% due 6/25/2035	542,850
782,696	Wells Fargo Mortgage Backed Securities 2005-BB Trust, 2.847% due 1/25/2035	711,205
	TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES (Cost $10,260,284)	10,456,761

	PRIVATE PLACEMENTS - 6.7%
1,900,000	AMUR Finance Company, Inc. 18.000% due 7/31/2018 **	1,899,584
2,300,000	AMUR Finance Company, Inc. 12.000% due 8/31/2020 **	2,299,496
	TOTAL PRIVATE PLACEMENTS (Cost $4,200,000)	4,199,080
Shares
	SHORT-TERM INVESTMENT- 10.5%
	MONEY MARKET FUND - 10.5%
6,564,244	Federated US Treasury Cash Reserves, 0.00%* (Cost $6,564,244)	6,564,244

	TOTAL INVESTMENTS - 99.9% (Cost $61,735,768) (a)	$ 62,300,552
	OTHER ASSETS LESS LIABILITIES - 0.1%	39,205
	NET ASSETS - 100.0%	$ 62,339,757

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $61,735,768 and differs from value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized Appreciation:	$ 906,125
	Unrealized Depreciation:	(341,341)
	Net Unrealized Appreciation:	$ 564,784

* Money market fund; interest rate reflects seven-day effective yield on December 31, 2015.
** Illiquid security. Total illiquid securities represents 6.7% of net assets as of December 31, 2015.
144A - Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule, except to qualified institutional buyers. At December 31, 2015 144A securities amounted to $12,891,083 or 20.68% of net assets.
The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).
Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ, at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the last bid price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. The Fund may invest in portfolios of open-end or closed-end investment companies and exchange traded funds (the “underlying funds”). Open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed-end investment companies and exchange traded funds, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company or exchange traded fund purchased by the Fund will not change. Short- term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost, provided such valuations represent fair value.

In unusual circumstances, instead of valuing securities in the usual manner, the Fund may value securities at “fair value” as determined in good faith by the Fund’s Board, pursuant to the procedures (the “Procedures”) approved by the Board. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the New York Stock Exchange close.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:
Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of December 31, 2015 for the Fund’s assets and liabilities measured at fair value:

Assets*	Level 1	Level 2	Level 3	Total
Asset Backed Securities	$ -	$ 41,080,467	$ -	$ 41,080,467
Commercial Mortgage Backed Securities	-	10,456,761	-	10,456,761
Private Placements	-	-	4,199,080	4,199,080
Short-Term Investment	6,564,244	-	-	6,564,244
Total	$ 6,564,244	$ 51,537,228	$ 4,199,080	$ 62,300,552

There were no transfers in to or out of Level 1 or Level 2 during the current period presented. It is the Fund's policy to record transfers between Level 1 and Level 2 at the end of the reporting period.
The Fund did not hold any Level 3 securities during the period.
* Refer to Portfolio of Investments for security classifications.

The following is a reconciliation of assets in which Level 3 inputs were used in determining value:

Item 2. Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Mutual Fund Series Trust

By

*/s/ Jerry Szilagyi

Jerry Szilagyi, President

Date 2/26/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Jerry Szilagyi

Jerry Szilagyi, President

Date 2/26/2016

By

*/s/ Erik Naviloff

Erik Naviloff, Treasurer

Date 2/26/2016